Payden Low Duration Fund

Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (25%
)
2,989,136 Apidos CLO XXI 2015-21A 144A, (3 mo.
LIBOR USD + 0.930%), 1.17%, 7/18/27 (a)(b) $ 2,989
1,527,604 Barings CLO Ltd. 2013-IA 144A, (3 mo. LIBOR
USD + 0.800%), 1.05%, 1/20/28 (a)(b) 1,528
3,220,000 BDS Ltd. 2020-FL5 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.264%), 1.31%, 2/16/37 (a)(b) 3,215
11,900,000 BMW Canada Auto Trust 2021-1A 144A,
0.50%, 7/20/24 CAD (a)(c) 9,266
10,840,000 Bristol Park CLO Ltd. 2016-1A 144A, (3 mo.
LIBOR USD + 0.990%), 1.23%, 4/15/29 (a)(b) 10,847
11,400,000 BRSP Ltd. 2021-FL1 144A, (1 mo. LIBOR USD
+ 1.150%), 1.25%, 8/19/38 (a)(b) 11,379
5,020,000 BSPRT Issuer Ltd. 2018-FL4 144A, (1 mo.
LIBOR USD + 1.300%), 1.40%, 9/15/35 (a)(b) 5,023
1,355,218 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (a) 1,361
8,923,752 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (a) 8,489
5,880,000 CIFC Funding Ltd. 2015-2A 144A, (3 mo.
LIBOR USD + 1.010%), 1.25%, 4/15/30 (a)(b) 5,883
5,509,764 CLNC Ltd. 2019-FL1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.364%), 1.41%, 8/20/35 (a)(b) 5,524
2,900,000 DataBank Issuer 2021-1A 144A, 2.06%,
2/27/51 (a) 2,805
5,200,000 DataBank Issuer 2021-2A 144A, 2.40%,
10/25/51 (a) 5,084
5,820,000 Dell Equipment Finance Trust 2020-2 144A,
0.57%, 10/23/23 (a) 5,800
15,900,000 Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.920%), 1.16%, 10/15/30 (a)(b) 15,911
7,500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 7,117
7,650,000 Diamond Issuer 2021-1A 144A, 2.31%,
11/20/51 (a) 7,423
473,416 Drive Auto Receivables Trust 2020-1, 2.08%,
7/15/24  474
1,529,106 Drive Auto Receivables Trust 2020-2, 1.42%,
3/17/25  1,533
890,511 Drive Auto Receivables Trust 2019-4, 2.51%,
11/17/25  895
3,620,000 Drive Auto Receivables Trust 2020-1, 2.36%,
3/16/26  3,642
5,950,000 Drive Auto Receivables Trust 2021-3, 1.11%,
5/15/26  5,889
1,368,326 Enterprise Fleet Financing LLC 2019-2 144A,
2.29%, 2/20/25 (a) 1,376
2,000,000 Flagship Credit Auto Trust 2021-3 144A,
0.95%, 7/15/27 (a) 1,954
5,250,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (a) 5,241
4,340,000 Ford Credit Auto Lease Trust 2020-A, 2.05%,
6/15/23  4,364
1,660,000 GM Financial Consumer Automobile Receivables
Trust 2020-1, 2.03%, 4/16/25  1,679
1,290,000 GM Financial Consumer Automobile Receivables
Trust 2020-1, 2.18%, 5/16/25  1,305
1,980,353 GMF Canada Leasing Trust 2020-1A 144A,
0.91%, 7/20/23 CAD (a)(c) 1,559
7,700,000 GMF Canada Leasing Trust 2020-1A 144A,
1.05%, 11/20/25 CAD (a)(c) 6,055
Principal
or Shares Security Description
Value
(000)
443,498 GreatAmerica Leasing Receivables Funding LLC
Series 2019-1 144A, 3.05%, 9/15/22 (a) $ 444
4,750,000 GreatAmerica Leasing Receivables Funding LLC
Series 2021-1 144A, 0.34%, 8/15/24 (a) 4,690
7,810,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 1.180%), 1.28%, 9/15/37 (a)
(b) 7,788
3,750,000 Greystone CRE Notes Ltd. 2021-HC2 144A,
(1 mo. LIBOR USD + 1.800%), 1.90%,
12/15/39 (a)(b) 3,763
7,101,128 ITE Rail Fund Levered LP 2021-3A 144A,
2.21%, 6/28/51 (a) 7,000
1,101,879 John Deere Owner Trust 2019-A, 2.91%,
7/17/23  1,107
4,256,780 John Deere Owner Trust 2020-B, 0.51%,
11/15/24  4,243
7,250,000 LCCM Trust 2021-FL2 144A, (1 mo. LIBOR
USD + 1.200%), 1.31%, 12/13/38 (a)(b) 7,238
2,016,008 LCM XX LP 20A 144A, (3 mo. LIBOR USD +
1.040%), 1.29%, 10/20/27 (a)(b) 2,017
5,300,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 1.300%), 1.40%, 7/15/36 (a)(b) 5,298
15,200,000 Madison Park Funding XXV Ltd. 2017-25A
144A, (3 mo. LIBOR USD + 0.970%), 1.23%,
4/25/29 (a)(b) 15,214
4,350,000 MBarc Credit Canada Inc. 2021-AA 144A,
0.63%, 5/15/24 CAD (a)(c) 3,392
5,850,000 MF1 Ltd. 2021-FL6 144A, (1 mo. LIBOR USD
+ 1.100%), 1.21%, 7/16/36 (a)(b) 5,822
2,843,531 Navient Private Education Refi Loan Trust 2020-
HA 144A, 1.31%, 1/15/69 (a) 2,822
6,972,216 Navient Private Education Refi Loan Trust 2021-
FA 144A, 1.11%, 2/18/70 (a) 6,800
8,571,977 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 1.85%, 11/20/50 (a) 8,391
15,550,000 Octagon Investment Partners 32 Ltd. 2017-1A
144A, (3 mo. LIBOR USD + 0.950%), 1.19%,
7/15/29 (a)(b) 15,547
8,400,000 OneMain Financial Issuance Trust 2021-1A
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.760%), 0.81%,
6/16/36 (a)(b) 8,421
5,139,374 Palmer Square Loan Funding Ltd. 2020-1A
144A, (3 mo. LIBOR USD + 0.800%), 0.96%,
2/20/28 (a)(b) 5,137
6,230,000 PFS Financing Corp. 2020-B 144A, 1.21%,
6/15/24 (a) 6,243
2,100,000 PFS Financing Corp. 2020-F 144A, 0.93%,
8/15/24 (a) 2,102
6,407,359 Regatta Funding LP 2013-2A 144A, (3 mo.
LIBOR USD + 0.850%), 1.09%, 1/15/29 (a)(b) 6,410
2,375,757 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 2,370
5,546,229 SoFi Professional Loan Program Trust 2021-A
144A, 1.03%, 8/17/43 (a) 5,407
8,479,184 SoFi Professional Loan Program Trust 2021-B
144A, 1.14%, 2/15/47 (a) 8,264
4,410,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 4,292
2,400,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 2,324

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
5,880,000 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
1.25%, 7/15/38 (a)(b) $ 5,874
13,815,000 TCI-Symphony CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.930%), 1.17%, 7/15/30 (a)(b) 13,809
5,358,000 Textainer Marine Containers VII Ltd. 2021-2A
144A, 2.23%, 4/20/46 (a) 5,275
12,650,000 THL Credit Wind River CLO Ltd. 2019-3A
144A, (3 mo. LIBOR USD + 1.080%), 1.32%,
4/15/31 (a)(b) 12,628
7,988,883 TRP-TRIP Rail Master Funding LLC 2021-2
144A, 2.15%, 6/19/51 (a) 7,853
7,960,000 TRTX Issuer Ltd. 2019-FL3 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.564%), 1.61%, 10/15/34 (a)(b) 7,950
6,550,000 Vantage Data Centers LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 6,331
2,860,000 VB-S1 Issuer LLC 2020-1A 144A, 3.03%,
6/15/50 (a) 2,899
293,195 Volvo Financial Equipment LLC Series 2019-1A
144A, 3.00%, 3/15/23 (a) 294
588,210 Westlake Automobile Receivables Trust 2018-
3A 144A, 4.00%, 10/16/23 (a) 592
3,700,000 Westlake Automobile Receivables Trust 2020-
1A 144A, 2.80%, 6/16/25 (a) 3,763
3,780,000 Westlake Automobile Receivables Trust 2020-
2A 144A, 1.32%, 7/15/25 (a) 3,789
4,477,500 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 4,444
Total Asset Backed (Cost - $376,533)
373,657
Bank Loans(d) (0%
)
1,650,000 Southwestern Energy Co. Term Loan B 1L,
(LIBOR USD 3-Month + 1.500%), 3.00%,
6/22/27
(Cost - $1,646) 1,655
Commercial Paper(e) (3%
)
7,300,000 Duke Energy Corporation , 0.25%, 3/24/22  7,297
15,000,000 Johnson Controls Intl. , 0.20%, 2/01/22  15,000
15,500,000 Sempra Energy , 0.27%, 2/22/22  15,498
9,000,000 VW Credit, Inc. , 0.22%, 2/25/22  8,998
Total Commercial Paper (Cost - $46,794)
46,793
Corporate Bond (40%
)
Financial  (18%)
5,755,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.15%, 10/29/23  5,684
5,110,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65%, 10/29/24  5,024
765,000 Air Lease Corp. , 2.75%, 1/15/23  776
2,190,000 Air Lease Corp. , 0.80%, 8/18/24  2,122
4,360,000 Akelius Residential Property AB , 1.13%,
3/14/24 EUR (c)(f) 4,983
2,240,000 Ally Financial Inc. , 1.45%, 10/02/23  2,232
1,890,000 Ally Financial Inc. , 3.88%, 5/21/24  1,965
5,865,000 American Tower Corp. , 0.60%, 1/15/24  5,749
3,420,000 Aviation Capital Group LLC 144A, 3.88%,
5/01/23 (a) 3,498
1,980,000 Aviation Capital Group LLC 144A, 4.38%,
1/30/24 (a) 2,050
3,000,000 Banco Bradesco SA 144A, 2.85%, 1/27/23 (a) 3,038
5,600,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.450%), 0.70%, 6/30/24 (b) 5,539
Principal
or Shares Security Description
Value
(000)
7,845,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.740%), 0.81%, 10/24/24 (b) $ 7,736
6,680,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.690%), 0.98%, 4/22/25 (b) 6,551
7,770,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.650%), 1.53%, 12/06/25 (b) 7,647
2,950,000 Banque Federative du Credit Mutuel SA 144A,
1.00%, 2/04/25 (a) 2,865
3,610,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800%),
1.01%, 12/10/24 (b) 3,550
1,690,000 Blackstone Private Credit Fund 144A, 1.75%,
9/15/24 (a) 1,644
2,600,000 Blackstone Secured Lending Fund , 3.65%,
7/14/23  2,662
3,791,000 BPCE SA 144A, 5.70%, 10/22/23 (a) 4,033
1,430,000 Brighthouse Financial Global Funding 144A,
1.00%, 4/12/24 (a) 1,405
5,665,000 Brighthouse Financial Global Funding 144A,
1.75%, 1/13/25 (a) 5,610
4,000,000 Capital One Financial Corp. , 0.80%, 6/12/24
EUR (c) 4,555
2,470,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.669%), 0.98%, 5/01/25 (b) 2,420
2,070,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.528%), 1.28%, 11/03/25 (b) 2,030
4,410,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.694%), 2.01%, 1/25/26 (b) 4,406
4,420,000 Equinix Inc. , 2.63%, 11/18/24  4,489
8,005,000 F&G Global Funding 144A, 0.90%, 9/20/24 (a) 7,790
3,850,000 FCA Bank SpA , 0.50%, 9/18/23 EUR (c)(f) 4,354
1,935,000 First Republic Bank , (U.S. Secured Overnight
Financing Rate + 0.620%), 1.91%, 2/12/24 (b) 1,947
3,300,000 First-Citizens Bank & Trust Co. , 5.00%, 8/15/22  3,368
2,030,000 First-Citizens Bank & Trust Co. , (U.S. Secured
Overnight Financing Rate + 1.715%), 2.97%,
9/27/25 (b) 2,075
4,500,000 FS KKR Capital Corp. , 4.75%, 5/15/22  4,535
3,980,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a)
(g) 4,096
1,380,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (a) 1,409
5,410,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.538%), 0.63%,
11/17/23 (b) 5,377
8,155,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.572%), 0.67%,
3/08/24 (b) 8,088
1,645,000 Goldman Sachs Group Inc. , 3.50%, 4/01/25  1,710
3,600,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.609%), 0.86%,
2/12/26 (b) 3,476
2,460,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  2,501
2,050,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.75%, 9/15/24  2,082
3,260,000 Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (a) 3,292
655,000 iStar Inc. , 4.75%, 10/01/24  664
3,935,000 Itau Unibanco Holding SA 144A, 2.90%,
1/24/23 (a) 3,981
2,490,000 Jackson Financial Inc. 144A, 1.13%,
11/22/23 (a) 2,462
2,115,000 Jackson National Life Global Funding 144A,
1.75%, 1/12/25 (a) 2,099
1,760,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.420%), 0.56%, 2/16/25 (b) 1,717

Principal
or Shares Security Description
Value
(000)
5,005,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.020%), 1.20%, 11/28/23 (a)(b) $ 5,032
3,415,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.694%), 1.20%,
10/14/25 (a)(b) 3,338
9,970,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.550%), 0.95%, 7/19/25 (b) 9,727
5,120,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.450%), 0.96%, 10/11/25 (b)(g) 4,984
4,950,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.525%), 0.79%, 5/30/25 (b) 4,825
3,435,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.152%), 2.72%, 7/22/25 (b) 3,489
2,230,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (b) 2,163
6,205,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.560%), 1.16%, 10/21/25 (b) 6,053
7,770,000 Nationwide Building Society 144A, 0.55%,
1/22/24 (a) 7,595
4,200,000 NatWest Markets PLC 144A, 0.80%, 8/12/24 (a) 4,082
2,200,000 NIBC Bank NV , 3.13%, 11/15/23 GBP (c)(f) 3,023
2,160,000 Owl Rock Capital Corp. , 4.25%, 1/15/26  2,232
1,520,000 Owl Rock Technology Finance Corp. 144A,
3.75%, 6/17/26 (a) 1,537
1,380,000 Radian Group Inc. , 6.63%, 3/15/25  1,489
4,400,000 Reliance Standard Life Global Funding II 144A,
3.85%, 9/19/23 (a) 4,549
3,350,000 Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 3,194
2,850,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (a) 2,810
3,800,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,690
1,195,000 Shriram Transport Finance Co. Ltd. 144A,
5.10%, 7/16/23 (a) 1,199
4,310,000 Sumitomo Mitsui Trust Bank Ltd. 144A, 0.80%,
9/16/24 (a) 4,190
1,505,000 Synovus Bank , (U.S. Secured Overnight
Financing Rate + 0.945%), 2.29%, 2/10/23 (b) 1,505
2,940,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.830%), 1.01%, 7/30/24 (a)(b) 2,907
3,075,000 Ventas Realty LP , 2.65%, 1/15/25  3,132
258,031
Industrial  (17%)
4,280,000 7-Eleven Inc. 144A, 0.80%, 2/10/24 (a) 4,197
7,400,000 AbbVie Inc. , 2.60%, 11/21/24  7,538
6,780,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
2/15/23 (a) 6,841
1,380,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 1,424
1,380,000 Ball Corp. , 4.00%, 11/15/23  1,425
8,435,000 Baxter International Inc. 144A, 1.32%,
11/29/24 (a) 8,293
3,650,000 Becton Dickinson Euro Finance Sarl , 0.63%,
6/04/23 EUR (c) 4,137
1,425,000 Berry Global Inc. , 0.95%, 2/15/24  1,403
7,060,000 Boeing Co. , 1.43%, 2/04/24  6,992
4,665,000 Brunswick Corp. , 0.85%, 8/18/24  4,559
2,080,000 Canadian Pacific Railway Co. , 1.35%, 12/02/24  2,055
1,380,000 CDK Global Inc. , 5.00%, 10/15/24  1,482
1,380,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  1,459
Principal
or Shares Security Description
Value
(000)
2,455,000 CNH Industrial Capital LLC , 1.95%, 7/02/23  $ 2,467
2,655,000 Daimler Trucks Finance North America LLC
144A, 1.13%, 12/14/23 (a) 2,630
2,450,000 Daimler Trucks Finance North America LLC
144A, 1.63%, 12/13/24 (a) 2,426
3,345,000 Element Fleet Management Corp. 144A, 1.60%,
4/06/24 (a) 3,319
4,700,000 Fidelity National Information Services Inc. ,
0.75%, 5/21/23 EUR (c) 5,332
1,985,000 Fidelity National Information Services Inc. ,
0.60%, 3/01/24  1,937
5,450,000 Ford Motor Credit Co. LLC , 2.30%, 2/10/25  5,356
2,665,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  2,806
1,380,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  1,451
3,000,000 General Motors Financial Co. Inc. , 1.05%,
3/08/24  2,954
4,000,000 General Motors Financial Co. Inc. , 3.95%,
4/13/24  4,163
3,860,000 General Motors Financial Co. Inc. , 1.20%,
10/15/24  3,776
1,785,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 1,740
1,185,000 Genuine Parts Co. , 1.75%, 2/01/25  1,179
8,300,000 Glencore Funding LLC 144A, 4.63%, 4/29/24 (a) 8,777
3,290,000 Graphic Packaging International LLC 144A,
0.82%, 4/15/24 (a) 3,212
1,380,000 Graphic Packaging International LLC , 4.13%,
8/15/24  1,443
1,000,000 HCA Inc. , 4.75%, 5/01/23  1,038
1,380,000 HCA Inc. , 5.38%, 2/01/25  1,471
2,285,000 Huntington Ingalls Industries Inc. 144A, 0.67%,
8/16/23 (a) 2,247
2,750,000 Hyundai Capital America 144A, 1.15%,
11/10/22 (a) 2,744
3,760,000 Hyundai Capital America 144A, 1.25%,
9/18/23 (a) 3,728
4,000,000 Hyundai Capital America 144A, 0.88%,
6/14/24 (a) 3,900
3,675,000 Hyundai Capital America 144A, 1.00%,
9/17/24 (a) 3,574
1,660,000 Infor Inc. 144A, 1.45%, 7/15/23 (a) 1,655
675,000 McDonald's Corp. , 3.30%, 7/01/25  705
1,380,000 Meritage Homes Corp. , 6.00%, 6/01/25  1,492
3,185,000 Microchip Technology Inc. , 2.67%, 9/01/23  3,232
6,075,000 Microchip Technology Inc. , 0.97%, 2/15/24  5,952
1,710,000 Microchip Technology Inc. 144A, 0.98%,
9/01/24 (a) 1,664
7,200,000 Mylan Inc. 144A, 3.13%, 1/15/23 (a) 7,319
3,810,000 NBN Co. Ltd. 144A, 0.88%, 10/08/24 (a) 3,718
6,545,000 Nissan Motor Acceptance Co. LLC 144A, 1.05%,
3/08/24 (a) 6,398
1,000,000 Nordstrom Inc. , 2.30%, 4/08/24  984
4,140,000 NXP BV/NXP Funding LLC 144A, 4.63%,
6/01/23 (a) 4,300
3,155,000 Pelabuhan Indonesia III Persero PT 144A,
4.50%, 5/02/23 (a) 3,251
1,380,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,373
7,450,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 4.25%, 1/17/23 (a) 7,665
2,965,000 PerkinElmer Inc. , 0.85%, 9/15/24  2,883
2,610,000 Qorvo Inc. 144A, 1.75%, 12/15/24 (a) 2,568
1,655,000 Quanta Services Inc. , 0.95%, 10/01/24  1,612
5,225,000 Renesas Electronics Corp. 144A, 1.54%,
11/26/24 (a) 5,145

Payden Mutual Funds
Payden Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
4,460,000 Royalty Pharma PLC , 0.75%, 9/02/23  $ 4,396
1,380,000 Seagate HDD Cayman , 4.88%, 3/01/24  1,430
560,000 Skyworks Solutions Inc. , 0.90%, 6/01/23  554
8,000,000 SMBC Aviation Capital Finance DAC 144A,
4.13%, 7/15/23 (a) 8,265
7,830,000 Sonoco Products Co. , 1.80%, 2/01/25  7,782
2,860,000 Southwest Airlines Co. , 4.75%, 5/04/23  2,970
1,380,000 Sprint Communications Inc. , 6.00%, 11/15/22  1,423
4,000,000 Stellantis NV , 5.25%, 4/15/23  4,168
8,400,000 Suntory Holdings Ltd. 144A, 2.25%,
10/16/24 (a) 8,466
1,380,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A, 5.63%,
3/01/24 (a) 1,457
1,100,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00%, 4/15/24  1,122
800,000 Teva Pharmaceutical Finance Netherlands III BV ,
7.13%, 1/31/25  836
865,000 T-Mobile USA Inc. , 2.25%, 2/15/26  835
855,000 Toll Brothers Finance Corp. , 4.38%, 4/15/23  873
1,380,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  1,492
1,380,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88%, 6/15/24  1,460
2,805,000 Triton Container International Ltd. 144A,
0.80%, 8/01/23 (a) 2,774
3,435,000 VMware Inc. , 1.00%, 8/15/24  3,355
6,000,000 VW Credit Canada Inc. , 3.25%, 3/29/23
CAD (c) 4,801
1,340,000 Westinghouse Air Brake Technologies Corp. ,
3.20%, 6/15/25  1,374
247,224
Utility  (5%)
3,725,000 Aker BP ASA 144A, 2.88%, 1/15/26 (a) 3,806
5,835,000 Alexander Funding Trust 144A, 1.84%,
11/15/23 (a) 5,813
1,500,000 American Electric Power Co. Inc. , 2.03%,
3/15/24  1,503
980,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 981
4,300,000 Devon Energy Corp. , 5.25%, 9/15/24  4,609
2,525,000 Energy Transfer LP , 3.60%, 2/01/23  2,566
3,930,000 Energy Transfer LP , 4.25%, 3/15/23  4,023
1,380,000 EQT Corp. , 6.63%, 2/01/25  1,489
3,619,000 Gray Oak Pipeline LLC 144A, 2.00%,
9/15/23 (a) 3,632
3,195,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 3,292
1,750,000 OGE Energy Corp. , 0.70%, 5/26/23  1,732
7,985,000 ONE Gas Inc. , 1.10%, 3/11/24  7,850
1,380,000 Ovintiv Exploration Inc. , 5.63%, 7/01/24  1,489
4,980,000 Pacific Gas and Electric Co. , 1.75%, 6/16/22  4,979
3,925,000 Phillips 66 , 0.90%, 2/15/24  3,875
1,920,000 Pioneer Natural Resources Co. , 0.75%, 1/15/24  1,883
4,000,000 Plains All American Pipeline LP/PAA Finance
Corp. , 3.60%, 11/01/24  4,145
6,812,000 Sabine Pass Liquefaction LLC , 5.75%, 5/15/24  7,317
2,120,000 Saudi Arabian Oil Co. 144A, 1.25%,
11/24/23 (a) 2,107
307,143 Southern California Edison Co. , 1.85%, 2/01/22  307
4,200,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 4,173
1,380,000 TerraForm Power Operating LLC 144A, 4.25%,
1/31/23 (a) 1,389
Principal
or Shares Security Description
Value
(000)
3,800,000 Vistra Operations Co. LLC 144A, 3.55%,
7/15/24 (a) $ 3,878
76,838
Total Corporate Bond (Cost - $589,893)
582,093
Foreign Government (0%
)
2,120,000 Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23
(a)
(Cost - $2,116) 2,150
Mortgage Backed (16%
)
8,800,000 BDS 2021-FL8 144A, (1 mo. LIBOR USD +
0.920%), 1.02%, 1/18/36 (a)(b) 8,729
3,900,000 Bellemeade RE Ltd. 2021-3A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000%), 1.05%, 9/25/31 (a)(b) 3,889
122,289,095 Benchmark Mortgage Trust 2018-B6, 0.41%,
10/10/51 (h) 2,425
2,502,712 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 0.920%), 1.03%,
10/15/36 (a)(b) 2,503
2,567,000 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 1.080%), 1.19%,
10/15/36 (a)(b) 2,564
1,340,089 BX Commercial Mortgage Trust 2020-BXLP
144A, (1 mo. LIBOR USD + 1.600%), 1.71%,
12/15/36 (a)(b) 1,338
1,768,220 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 0.930%), 1.04%,
10/15/37 (a)(b) 1,767
5,329,333 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 1.130%), 1.24%,
10/15/37 (a)(b) 5,319
4,550,000 BX Trust 2021-ARIA 144A, (1 mo. LIBOR
USD + 0.899%), 1.01%, 10/15/36 (a)(b) 4,550
7,050,000 BXMT Ltd. 2021-FL4 144A, (1 mo. LIBOR
USD + 1.050%), 1.16%, 5/15/38 (a)(b) 7,030
22,388,914 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (h) 1,361
9,004,277 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
6/15/34 (a)(b) 8,838
44,499,311 Citigroup Commercial Mortgage Trust 2018-C6,
0.77%, 11/10/51 (h) 2,040
20,583,822 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 0.900%), 1.01%, 11/15/37 (a)(b) 20,581
1,343,428 Connecticut Avenue Securities Trust 2019-R06
144A, (1 mo. LIBOR USD + 2.100%), 2.21%,
9/25/39 (a)(b) 1,345
795,561 Connecticut Avenue Securities Trust 2019-R07
144A, (1 mo. LIBOR USD + 2.100%), 2.21%,
10/25/39 (a)(b) 798
5,795,456 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.26%,
11/25/39 (a)(b) 5,789
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 9.250%), 9.36%,
11/25/39 (a)(b) 4,369
634,447 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
1/25/40 (a)(b) 638
900,000 Connecticut Avenue Securities Trust 2020-SBT1
144A, (1 mo. LIBOR USD + 3.650%), 3.76%,
2/25/40 (a)(b) 946

Principal
or Shares Security Description
Value
(000)
2,860,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
1.230%), 1.34%, 5/15/36 (a)(b) $ 2,859
2,691,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.550%), 1.60%, 4/25/34 (a)(b) 2,681
4,248,020 Fannie Mae Connecticut Avenue Securities 2018-
C01, (1 mo. LIBOR USD + 2.250%), 2.36%,
7/25/30 (b) 4,306
13,150,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 2.05%,
11/25/41 (a)(b) 13,084
16,650,000 FHLMC Multifamily Structured Pass-Through
Certificates K727, 2.95%, 7/25/24  17,100
10,843,438 Freddie Mac REMIC 5057, 1.00%, 4/15/54  10,728
3,031,942 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 1.850%), 1.96%, 9/25/49 (a)(b) 3,048
6,150,549 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.700%), 0.75%,
8/25/33 (a)(b) 6,148
2,300,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 0.90%,
9/25/41 (a)(b) 2,296
1,069,254 Freddie Mac STACR REMIC Trust 2019-HQA4
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
11/25/49 (a)(b) 1,072
767,757 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 1.700%), 1.81%,
1/25/50 (a)(b) 771
1,311,349 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 2.01%,
1/25/50 (a)(b) 1,316
665,149 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 1.96%,
2/25/50 (a)(b) 669
700,450 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 3.100%), 3.21%,
3/25/50 (a)(b) 710
871,919 Freddie Mac STACR REMIC Trust 2021-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.650%), 0.70%,
1/25/51 (a)(b) 872
10,533,278 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 1.400%), 1.51%, 2/25/49 (a)
(b) 10,561
778,822 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 1.950%), 2.06%,
10/25/49 (a)(b) 781
1,110,792 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 11.36%, 10/25/29 (b) 1,230
1,450,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 4.71%, 12/25/42 (b) 1,518
4,100,000 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 1.30%, 1/25/34 (a)(b) 4,094
5,000,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-MFP 144A, (1 mo. LIBOR
USD + 1.160%), 1.27%, 7/15/36 (a)(b) 4,979
Principal
or Shares Security Description
Value
(000)
1,070,000 MF1 Ltd. 2020-FL3 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.964%), 3.01%, 7/15/35 (a)(b) $ 1,079
3,400,000 Morgan Stanley Capital I Trust 2017-CLS
144A, (1 mo. LIBOR USD + 0.700%), 0.81%,
11/15/34 (a)(b) 3,397
517,593 Multifamily Connecticut Avenue Securities Trust
2019-01 144A, (1 mo. LIBOR USD + 1.700%),
1.81%, 10/15/49 (a)(b) 512
1,103,734 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (a)(h) 1,154
2,514,920 New Residential Mortgage Loan Trust 2017-3A
144A, 4.00%, 4/25/57 (a)(h) 2,613
2,243,007 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(h) 2,331
3,000,000 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 1.65%, 4/25/34 (a)(b) 2,992
8,450,000 ONE Mortgage Trust 2021-PARK 144A, (1 mo.
LIBOR USD + 0.700%), 0.81%, 3/15/36 (a)(b) 8,398
1,583,792 PFP Ltd. 2019-6 144A, (1 mo. LIBOR USD +
1.050%), 1.16%, 4/14/37 (a)(b) 1,578
3,510,000 PFP Ltd. 2019-6 144A, (1 mo. LIBOR USD +
1.450%), 1.56%, 4/14/37 (a)(b) 3,488
4,956,277 Provident Funding Mortgage Trust 2020-F1
144A, 2.00%, 1/25/36 (a)(h) 4,877
1,650,000 Radnor RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.850%), 1.90%, 11/25/31 (a)(b) 1,653
3,674,304 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 1.76%, 4/25/43 (a)(b) 3,678
2,750,000 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 3.750%), 3.86%, 4/25/43 (a)(b) 2,794
650,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 10.61%, 2/25/47 (a)(b) 739
9,150,000 STWD Trust 2021-FLWR 144A, (1 mo. LIBOR
USD + 0.577%), 0.68%, 7/15/36 (a)(b) 9,043
Total Mortgage Backed (Cost - $229,273)
227,968
Municipal (0%
)
1,415,000 California Earthquake Authority, 1.33%, 7/01/22
(Cost - $1,415) 1,420
U.S. Treasury (15%
)
1,191,000 U.S. Treasury Note , 2.75%, 5/31/23 (i) 1,220
62,641,000 U.S. Treasury Note , 0.38%, 10/31/23  61,855
15,490,000 U.S. Treasury Note , 0.50%, 11/30/23  15,310
41,645,000 U.S. Treasury Note , 0.75%, 12/31/23  41,323
73,912,000 U.S. Treasury Note , 0.88%, 1/31/24  73,470
24,185,000 U.S. Treasury Note , 1.13%, 1/15/25  24,009
Total U.S. Treasury (Cost - $218,307)
217,187
Investment Company (1%
)
18,263,467 Payden Cash Reserves Money Market Fund *
(Cost - $18,264)
18,264
Total Investments (Cost - $1,484,241) (100%)
1,471,187
Other Assets, net of Liabilities (0%)
1,258
Net Assets (100%) $ 1,472,445
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.

Payden Mutual Funds
Payden Low Duration Fund
continued
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2022. The stated maturity is subject to prepayments.
(e) Yield to maturity at time of purchase.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) All or a portion of these securities are on loan. At January 31, 2022, the total market value of the Fund’s securities on loan is $2,292 and the total market value of the collateral held by the Fund is $2,364. Amounts in 000s.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) All or a portion of the security is pledged to cover futures contract margin requirements.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
GBP 34
USD  46 HSBC Bank USA, N.A. 03/17/2022 $ –
USD 24,787
EUR  20,995 Citibank, N.A. 03/17/2022 1,176
USD 26,762
CAD  33,975 HSBC Bank USA, N.A. 03/17/2022 36
USD 3,200
GBP  2,321 HSBC Bank USA, N.A. 03/17/2022 79
1,291
Liabilities:
CAD 1,553 USD  1,235 HSBC Bank USA, N.A. 03/17/2022 (13)
EUR 19 USD  22 Citibank, N.A. 03/17/2022 (1)
(14)
Net Unrealized Appreciation (Depreciation)
$ 1,277
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
90 Day Eurodollar Future 664 Sep-23 $ 162,871 $ (1,695) $ (1,695)
U.S. Treasury 2-Year Note Future 612 Mar-22 132,593 (496) (496)
a a
(2,191)
Short Contracts:
U.S. Treasury 5-Year Note Future 990 Mar-22 (118,011) 1,110 1,110
a a
Total Futures
$(1,081)

Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
2-Year SOFR Swap, Receive Fixed 0.03% Annually, Pay
Variable 0.04% (SOFRRATE) Annually 08/20/2022 $10,000 $(25) $– $(25)